Provisions for Legal Proceedings (Tables)	3 Months Ended
Mar. 31, 2026
Provisions for Legal Proceedings [Abstract]
Schedule of Breakdown Liabilities	Breakdown:
	March 31, 2026	December 31, 2025
Current liabilities	231,209	159,217
Non-current liabilities	219,022	209,358
	450,231	368,575

Schedule of Provisions are Recognized Based on Estimated Cost
	March 31, 2026				December 31, 2025
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total
Brazil	105,394	61,554	51,983	218,931	97,504	59,075	52,700	209,279
USA	—	143,009	88,200	231,209	—	71,017	88,200	159,217
Others jurisdictions	81	—	10	91	69	—	10	79
Total	105,475	204,563	140,193	450,231	97,573	130,092	140,910	368,575

Schedule of Labor-Movement of Provisions	Labor - Changes in provisions:
Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	97,504	22,568	(23,534)	3,553	5,303	105,394
Other jurisdictions	69	10	—	—	2	81
Total	97,573	22,578	(23,534)	3,553	5,305	105,475

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	87,075	12,187	(14,107)	1,948	6,825	93,928
Other jurisdictions	52	38	—	—	(37)	53
Total	87,127	12,225	(14,107)	1,948	6,788	93,981
Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	59,075	4,269	(5,308)	320	3,198	61,554
USA	71,017	74,645	(2,653)	—	—	143,009
Total	130,092	78,914	(7,961)	320	3,198	204,563

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	59,796	831	(4,735)	2,076	4,654	62,622
USA	280,804	83,549	(139,709)	—	1	224,645
Others jurisdictions	44	18	(1)	—	(16)	45
Total	340,644	84,398	(144,445)	2,076	4,639	287,312
Jurisdiction	Balance at January 1, 2026	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2026
Brazil	52,700	(4,675)	(789)	1,914	2,833	51,983
USA	88,200	—	—	—	—	88,200
Other jurisdictions	10	—	—	—	—	10
Total	140,910	(4,675)	(789)	1,914	2,833	140,193

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at March 31, 2025
Brazil	68,516	(3,560)	(534)	4,982	5,386	74,790
Other jurisdictions	1,176	507	(507)	—	(449)	727
Total	69,692	(3,053)	(1,041)	4,982	4,937	75,517